Non-controlling interests - Other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018
Non-controlling interests
Total assets	€ 1,522,695	€ 1,459,271	[1]	€ 1,444,305	€ 1,443,069
Total liabilities	1,412,036	1,351,910	[1]	1,337,472	€ 1,337,707
Profit (loss)	8,116	€ 9,315	[2],[3],[4]	€ 8,207
Banco Santander (Brasil) S.A
Non-controlling interests
Total assets	172,033
Total liabilities	156,251
Net assets	15,782
Total gross income	13,951
Profit (loss)	3,311
Banco Santander - Chile
Non-controlling interests
Total assets	62,151
Total liabilities	57,246
Net assets	4,905
Total gross income	2,539
Profit (loss)	919
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Total assets	72,441
Total liabilities	66,086
Net assets	6,355
Total gross income	3,998
Profit (loss)	1,145
Santander Bank Polska SA
Non-controlling interests
Total assets	44,688
Total liabilities	39,659
Net assets	5,029
Total gross income	1,717
Profit (loss)	511
Santander Consumer USA Holdings Inc.
Non-controlling interests
Total assets	43,706
Total liabilities	37,097
Net assets	6,609
Total gross income	4,575
Profit (loss)	€ 806

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).